Employee Future Benefits - Summary of Cash Payments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 151	$ 155
Retiree welfare plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	11	11
Defined benefit plans [Member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	61	71
Defined benefit plans [Member] | Retiree welfare plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	11	11
Defined contribution plans [Member] | Pension defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Cash payment for future benefit plans	$ 90	$ 84